united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 10/31/20

ITEM 1. REPORTS TO SHAREHOLDERS.

Advised by Redwood Investment Management, LLC

Annual Report

October 31, 2020

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-855-RED-FUND (733-3863) www.redwoodmutualfunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.redwoodmutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholder,

Redwood Managed Volatility Fund (RWDIX): -2.70%*

*	Class I – From November 1, 2019 through October 31, 2020

During the Redwood Managed Volatility Fund’s (the “Fund”) fiscal year, the global spread of Covid-19 dealt a heavy blow to risk markets and the economy. In order to provide a backstop, the Federal Reserve cut interest rates twice as well as implemented large quantities of monetary policy, and yields subsequently fell.

The Fund returned -2.70%. The Fund’s performance during the period was mainly driven by two factors. First, due to the coronavirus pandemic, a volatile environment caused risk markets to sell off aggressively during Q1 of 2020 (1/1/20-3/31/20). Utilizing our quantitative risk-management process, the Fund sold risk-assets and moved predominantly into a defensive position. Due to the same risk discipline, risk-assets were reinvested a month later in late March 2020. Second, during the fiscal year period, the Fund derived most of its total return from derivative products, such as total-return swaps and CDX, tied to U.S. corporate high-yield bond exposure. The Fund underperformed in comparison to its benchmark, the ICE BoFA 3-5 Year Treasury Index which returned 5.61% (Source: Bloomberg) as treasuries rallied strongly in response to the market sell-off as investors fled to safe havens, resulting in the U.S. 10-Year Treasury Bond Yield falling from a peak of 1.94% (11/8/19, Source: Bloomberg) to a low of 0.52% (8/4/20, Source: Bloomberg).

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. In our view, capital markets are only a tool to capture opportunities in favorable risk -return dynamic, wherever they exist to work towards an investor’s long-term goal or objective. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a disciplined, quantitative approach, aiming to minimize the subjectivity of investing.

**	The ICE BofA 3-5 Year Treasury Index tracks the performance of the direct sovereign debt of the U.S. government having a maturity of at least three years and less than five years. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

8227-NLD-12/21/2020

Dear Shareholder,

Redwood Managed Municipal Income Fund (RWMIX): -2.85%*

*	Class I – From November 1, 2019 through October 31, 2020

During the Redwood Managed Municipal Income Fund’s (the “Fund”) fiscal year, the global spread of Covid-19 dealt a heavy blow to risk markets and the economy. In order to provide a backstop, the Federal Reserve cut interest rates twice as well as implemented large quantities of monetary policy, and yields subsequently fell. The U.S. 10-Year Treasury Bond Yield fell from a peak of 1.94% (11/8/19, Source: Bloomberg) to a low of 0.52% (8/4/20, Source: Bloomberg).

The Fund returned -2.85%. The Fund’s performance during the period was mainly driven by two factors. First, due to the coronavirus pandemic, a volatile environment caused risk markets to sell off aggressively during Q1 of 2020 (1/1/20-3/31/20). Second, utilizing our quantitative risk-management process, the Fund sold risk-assets and moved predominantly into a defensive position. However, due to the same risk discipline, risk-assets were not reinvested until mid-May of 2020. During the period, the Fund received its total return from high-yield municipal bond funds to derive exposure to the high-yield municipal bond market, which is generally the make-up of holdings during the fund’s risk-on environment. As a result, the Fund underperformed in comparison to its benchmark, the Bloomberg Barclays Municipal Bond Index Total Return Index which returned 3.59% (Source: Bloomberg) as investment-grade municipal bonds recovered faster and outperformed high-yield municipal bonds as investors fled to safe havens following the market sell-off in Q1 2020.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. In our view, capital markets are only a tool to capture opportunities in favorable risk -return dynamic, wherever they exist to work towards an investor’s long-term goal or objective. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	Bloomberg Barclays Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

8227-NLD-12/21/2020

Dear Shareholder,

Redwood AlphaFactor® Tactical International Fund (RWIIX): 1.63%*

*	Class I – From November 1, 2019 through October 31, 2020

During the Redwood AlphaFactor® Tactical International Fund’s (the “Fund”) fiscal year, the global spread of Covid-19 dealt a heavy blow to risk markets and the economy. International equities, represented by the MSCI All Country World ex-US Index ** (MSCI ACWI ex-US), sold-off aggressively during Q1 of 2020 (1/1/20-3/31/20), at one point reaching a drawdown of almost -35%. The volatility spike put pressure on all risk assets. However, during post Q1 2020, equities recovered back towards highs, potentially due to the Federal Reserve reversing course by cutting short term interest rates twice and implementing large quantities of monetary stimulus.

The Fund posted gains of 1.28%. During most of the period, the Fund was either invested in a portfolio of international stock exposure, equity derivatives, or in U.S. treasuries of various maturities. The Fund went into a defensive, or risk -off, position, during the post Q1 market correction of 2020 as a response of our quantitative, tactical risk management process that incorporates technical and fundamental factors suggesting a higher risk environment. The defensive position achieved the objective of helping to limit drawdown, with peak to trough drawdown less than -13% during the March 2020 sell-off vs. the MSCI ACWI ex US peak to trough drawdown of greater than -34% during the same period. The Fund did not reinvest until early June, missing a portion of the recovery in equities. When risk-on in June, the Fund derived most of its total return from derivative products, namely equity swaps reflecting international long equity exposure. The fund underperformed its benchmark, the Redwood AlphaFactor® Tactical International Index (RWTINT), and returned 4.86% (Source: Bloomberg) during the same period. The Fund will continue to implement its disciplined quantitative stock selection and risk management process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. In our view, capital markets are only a tool to capture opportunities in favorable risk -return dynamic, wherever they exist to work towards an investor’s long-term goal or objective. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	The Redwood AlphaFactor® Tactical International Index seeks to identify critical turning points in the markets for international equities. The index utilizes a quantitively driven process that seeks to be risk-on when international equities are trending upwards, and risk-off when international equities are trending downwards. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

8227-NLD-12/21/2020

Dear Shareholder,

Redwood Systematic Macro Trend (“SMarT”) Fund (RWSIX): 9.25%*

*	Class I – From November 1, 2019 through October 31, 2020

During the Redwood Systematic Macro Trend (“SMarT”) Fund’s (the “Fund”) fiscal year, the global spread of Covid-19 dealt a heavy blow to risk markets and the economy. U.S. large-cap equities, represented by the S&P 500 Index**, sold-off aggressively during Q1 of 2020 (1/1/20 -3/31/20), at one point reaching a drawdown of almost -34%. However, during post-Q1 2020, equities recovered back towards highs, potentially due to the Federal Reserve reversing course by cutting short term interest rates twice and implementing large quantities of monetary stimulus.

The Fund posted gains of 9.25%, and outperformed its benchmark, 40% S&P 500/60% Bloomberg Barclays Aggregate Index which returned 8.24% (Source: Bloomberg). During most of the period, the Fund was invested in a combination of exposures including U.S. equity, convertible bond, preferred stock, high yield corporate bond, and international stock. However, the Fund went into a defensive, or risk-off position, during the beginning of March 2020 as a response to our quantitative, tactical risk management process that incorporates technical and fundamental factors, given the market correction. The defensive position achieved the objective of helping to limit drawdown, with peak to trough drawdown a little over -13% during Q1 of 2020 vs. the S&P 500 Index peak to trough drawdown of greater than -33% for the same period. In addition, the Fund reinvested back in risk assets in the beginning of April 2020, right after the market had bottomed out. As a result, the Fund was able to fully recover from its drawdown by early June 2020. In addition, the Fund was able to outperform its benchmark given the Fund’s higher equity exposure (through stock positions and its convertible bonds) which rallied strongly versus fixed income since the market bottom in Q1 2020. The Fund will continue to implement its disciplined quantitative security selection and risk management process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. In our view, capital markets are only a tool to capture opportunities in favorable risk -return dynamic, wherever they exist to work towards an investor’s long-term goal or objective. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	The 40% S&P 500 / 60% Bloomberg Barclays Aggregate Bond Index is a blended index which is composed of 40% Standard and Poor’s 500 Total Return Index (a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries) and 60% of the Bloomberg Barclays Aggregate Bond Index (an index that consists of investment grade U.S. Government bonds, investment grade corporate bonds, mortgage pass-through securities, and asset-backed securities. It is often considered representative of the U.S. investment-grade fixed rate bond market). Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

8227-NLD-12/21/2020

Redwood Managed Volatility Fund
PORTFOLIO REVIEW
October 31, 2020 (Unaudited)

The Fund’s performance figures* for the periods ended October 31, 2020, compared to its benchmark:

		Annualized Three	Annualized Five	Annualized Since
	One Year	Years	Years	Inception(a)
Class I	(2.70)%	0.53%	3.44%	2.54%
Class N	(2.97)%	0.27%	3.19%	2.30%
Class Y	(2.68)%	0.61%	3.50%	2.65%
Bank of America Merrill Lynch 3-5 Yr Treasury Index (b)	5.61%	4.00%	2.82%	2.64%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waiver are 1.58% for Class I shares, 1.84% for Class N shares, and 1.43% for Class Y shares per the February 28, 2020 prospectus, as supplemented. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2021 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.67%, 1.92% and 1.43% of average daily net assets attributable to Class I, Class N and Class Y shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Fund commenced operations on December 19, 2013.

(b)	Bank of America Merrill Lynch 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $20,000,000 Investment ^

^	Performance shown is for Class Y shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION
October 31, 2020
% of Net Assets
Cash and Other Assets Less Liabilities	100.0%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood Managed Municipal Income Fund
PORTFOLIO REVIEW
October 31, 2020 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2020, compared to its benchmark:

	One Year	Three Years	Since Inception(a)
Class I	(2.85)%	2.67%	3.54%
Class N	(3.60)%	2.22%	3.14%
Bloomberg Barclays U.S. Municipal Bond Index (b)	3.59%	4.09%	4.59%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.66% for Class I shares and 1.91% for Class N shares per the February 28, 2020 prospectus, as supplemented. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2021 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.25% and 1.00% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Municipal Income Fund commenced operations on March 9, 2017.

(b)	The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment^

^	Performance shown is for Class I shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION
October 31, 2020
% of Net Assets
Mutual Funds	99.7%
Short-Term Investments	1.5%
Cash and Other Assets Less Liabilities	(1.2)%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO REVIEW
October 31, 2020 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2020 compared to its benchmarks:

	One Year	Since Inception(a)
Class I	1.63%	0.02%
Class N	1.36%	(0.21)%
Redwood AlphaFactor® Tactical International Index (b)	4.86%	9.96%
MSCI AC World Index ex-US Net (c)	(2.61)%	(0.39)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.23% for Class I shares and 1.48% for Class N shares per the February 28, 2020 prospectus, as supplemented. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2021 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.20% and 1.45% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Tactical International Fund commenced operations on November 2, 2017.

(b)	The Redwood AlphaFactor® Tactical International Index, the Fund advisor’s proprietary index, utilizes a quantitative, factor-based, investment methodology focused on large and middle capitalization stocks of both developed and emerging markets outside of the U.S. typically of companies with market capitalizations of greater than $2 billion. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI ACWI Ex-U.S.) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. includes both developed and emerging markets. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment ^

^	Performance shown is for Class I shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION
October 31, 2020
% of Net Assets
Short-term Investment	33.5%
U.S. Government Obligations	17.2%
Put Options Purchased	0.6%
Cash and Other Assets Less Liabilities	48.7%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO REVIEW
October 31, 2020 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2020, compared to its benchmarks:

	One Year	Since Inception(a)
Class I	9.25%	3.97%
Class N	9.06%	3.37%
MS Category Avg-Tactical Allocation Index (b)	0.71%	4.93%
Composite Index (c)	8.25%	7.56%
S&P 500 Total Return Index (d)	9.71%	10.37%
Bloomberg Barclays Aggregate Bond Index (e)	6.19%	5.03%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses after expense waivers are 1.36% for Class I shares and 1.61% for Class N shares per the February 28, 2020 prospectus, as supplemented. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2021 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.30% and 1.55% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Systematic Macro Trend (“SMarT”) Fund commenced operations on November 2, 2017.

(b)	The MS Category Avg-Tactical Allocation Index, Tactical asset allocation strategy is the process by which the asset of a fund is changed on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The MS Category Avg–Tactical Allocation Index is the average of all funds categorized as Tactical Allocation by Morningstar. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The Composite Index represents a blend of 40% S&P 500 Total Return Index and 60% Bloomberg Barclays Global Aggregate Bond Index. The Composite Index has comparable return characteristics as the Fund and shows how the Fund’s performance directly compares to a blend of the returns of broad-based indices widely recognized in the industry. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(d)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(e)	The Bloomberg Barclays Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging market issuers. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment^

^	Performance shown is for Class I shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION
October 31, 2020
% of Net Assets
Exchange Traded Funds	31.8%
U.S. Government Obligations	10.5%
Technology Hardware	5.3%
Electric Utilities	3.6%
Software	2.9%
Oil & Gas Producers	2.9%
Biotech & Pharma	2.0%
Internet Media & Services	2.0%
E-Commerce Discretionary	2.0%
Chemicals	1.9%
Other/Cash and Other Assets Less Liabilities	35.1%
Total	100.0%

Please refer to the Portfolio of Investments for a detailed listing of the Fund’s holdings.

Redwood Managed Volatility Fund
PORTFOLIO OF INVESTMENTS
October 31, 2020

								Fair Value
	CASH, OTHER ASSETS AND LIABILITIES - NET - 100%							$282,962,535
	TOTAL NET ASSETS - 100.0%							$282,962,535

	CREDIT DEFAULT SWAP

Notional	Upfront Premiums				Pay/Receive			Unrealized
Amount	Paid (Received)	Reference Entity (I)	Counterparty	Expiration Date	Fixed Rate	Fixed Rate	Value	Gain (Loss)
$115,000,000	$(4,689,222)	To Sell Protection - CDX HY CDSI S35 5Y PRC, pays Quarterly	BNP	12/20/2025	Receive	5.00%	$(4,669,639)	$19,583
							$(4,669,639)	$19,583

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

TOTAL RETURN SWAPS **

						Unrealized
	Number of					Appreciation
Security	Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	(Depreciation)
BlackRock High Yield Bond Portfolio - Institutional Shares	8,797,776	$65,279,496	3-Mth USD_LIBOR + 185 bps	4/13/2023	Barclays	$266,241
BlackRock High Yield Bond Fund - Institutional Class	20,566,386	153,013,915	3-Mth USD_LIBOR + 300 bps	5/3/2021	Goldman Sachs	(40,155)
Mainstay MacKay High Yield Corporate Bond Fund - Institutional Class	17,163,813	93,199,506	3-Mth USD_LIBOR + 185 bps	4/13/2023	Barclays	(504,075)
Vanguard High Yield - Institutional Class	5,296,792	30,615,457	3-Mth USD_LIBOR + 185 bps	6/5/2023	Barclays	68,353
Total						$(209,636)

**	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps are reset monthly.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
PORTFOLIO OF INVESTMENTS
October 31, 2020

Shares			Fair Value

	MUTUAL FUNDS - 99.7%
	DEBT FUNDS - 99.7%
1,643,635	American Century High-Yield Municipal Fund - Institutional Class		$16,041,879
2,835,033	BlackRock High Yield Municipal Fund - Institutional Class		27,329,721
1,357,458	Northern High Yield Municipal Fund - Institutional Class		11,728,436
5,042,851	PIMCO High Yield Municipal Bond Fund - Institutional Class		47,100,226
5,559,748	Pioneer High Income Municipal Fund - Institutional Class		39,307,421
761,763	Western Asset Municipal High Income Fund - Institutional Class		10,573,276
	TOTAL MUTUAL FUNDS (Cost - $148,693,370)		152,080,959

	SHORT-TERM INVESTMENTS - 1.5%
	MONEY MARKET FUNDS - 1.5%
1,027,103	BlackRock Liquidity Funds MuniCash Portfolio - Institutional Class	0.01%+	1,027,205
115,117	JP Morgan Municipal Money Market Fund - Institutional Class	0.02%+	115,117
1,065,578	JP Morgan Tax Free Money Market Fund - Institutional Class	0.01%+	1,065,578
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,208,002)		2,207,900

	TOTAL INVESTMENTS - 101.2% (Cost - $150,901,372)		$154,288,859
	CASH, OTHER ASSETS AND LIABILITIES - NET - (1.2)%		(1,766,208)
	TOTAL NET ASSETS - 100.0%		$152,522,651

+	Variable rate security. 7 day yield as of October 31, 2020.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS
October 31, 2020

		Principal Amount	Interest Rate	Maturity Date	Fair Value
	U.S. GOVERNMENT OBLIGATIONS- 17.2%
	U.S. TREASURY BILLS+^ - 17.2%	$10,000,000	0.16%	2/15/2023	$10,276,758
		11,000,000	0.81%	2/15/2030	11,678,906
	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $21,550,546)				21,955,664

				Notional Value
Contracts **			Counterparty	October 31, 2020	Fair Value
	SCHEDULE OF OPTIONS PURCHASED - 0.6%
	SCHEDULE OF PUT OPTIONS PURCHASED - 0.6%
976	SPDR S&P 500 ETF Trust
	Expiration December 2020, Exercise Price $300.00		Interactive Brokers	$29,280,000
	TOTAL OPTIONS PURCHASED (Cost $781,198)				748,592

	TOTAL INVESTMENTS - 17.8% (Cost - $22,331,744)				$22,704,256
	CASH, OTHER ASSETS AND LIABILITIES - NET - 82.2%				104,903,265
	TOTAL NET ASSETS - 100.0%				$127,607,521

#	Variable rate security. 7 day yield as of October 31, 2020.

+	All or a portion of the security is segregated as collateral for swaps.

^	Interest rate shown is the discounted rate at time of purchase of US Treasury Bill as of October 31, 2020.

**	Each option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2020

TOTAL RETURN SWAPS *
						Appreciation
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	(Depreciation)
iShares MSCI	2,853,067	$131,212,551	1-Mth LIBOR + 0.30%	6/1/2021	Barclays	$(2,732,530)
Total

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps do not reset; payments only occur at termination.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO OF INVESTMENTS
October 31, 2020

Shares		Fair Value
	COMMON STOCK - 43.5%
	ADVERTISING & MARKETING- 1.2%
32,621	Interpublic Group of Cos., Inc.	$590,114
10,739	Omnicom Group, Inc.	506,881
		1,096,995
	AEROSPACE & DEFENSE - 0.6%
9,527	Raytheon Technologies Corp.	517,507

	APPAREL & TEXTILE PRODUCTS - 0.7%
38,433	Hanesbrands, Inc.	617,618

	BANKING - 1.7%
14,685	Comerica, Inc.	668,314
2,046	JPMorgan Chase & Co.	200,590
55,346	People’s United Financial, Inc.	590,542
		1,459,446
	BEVERAGES - 0.6%
11,803	Coca-Cola Co.	567,252

	BIOTECH & PHARMA - 2.0%
6,165	AbbVie, Inc.	524,641
8,928	Gilead Sciences, Inc.	519,163
1,541	Johnson & Johnson	211,286
15,524	Pfizer, Inc.	550,791
		1,805,881
	CHEMICALS - 1.9%
17,732	CF Industries Holdings, Inc.	489,581
12,843	Dow, Inc.	584,228
8,876	LyondellBasell Industries NV	607,562
		1,681,371
	COMMERCIAL SUPPORT SERVICES - 0.8%
40,087	H&R Block, Inc.	691,902

	CONTAINERS & PACKAGES - 1.4%
52,712	Amcor PLC	549,786
16,095	International Paper Co.	704,156
		1,253,942
	DIVERSIFIED INDUSTRIALS - 1.3%
3,608	3M Co.	577,136
8,429	Emerson Electric Co.	546,115
		1,123,251
	E-COMMERCE DISCRETIONARY - 2.0%
571	Amazon.com, Inc. *	1,733,642

	ELECTRIC UTILITIES - 3.6%
7,282	Duke Energy Corp.	670,745
11,207	Edison International	628,040
20,645	FirstEnergy Corp.	613,569
21,195	PPL Corp.	582,862
11,211	Southern Co.	644,072
		3,139,288
	ENTERTAINMENT CONTENT- 0.2%
1,520	Walt Disney Co.	184,300

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2020

Shares		Fair Value
	COMMON STOCK - 43.5% (Continued)
	FOOD - 0.6%
16,815	Kraft Heinz Co.	$514,371

	HEALTH CARE FACILITIES & SERVICES - 1.2%
11,501	Cardinal Health, Inc.	526,631
9,396	CVS Health Corp.	527,022
		1,053,653
	HOME & OFFICE PRODUCTS - 1.4%
14,282	Leggett & Platt, Inc.	595,988
36,714	Newell Brands, Inc.	648,369
		1,244,357
	HOUSEHOLD PRODUCTS - 0.3%
1,995	Procter & Gamble Co.	273,514

	INTERNET MEDIA & SERVICES - 2.0%
411	Alphabet, Inc. *	664,221
3,192	Facebook, Inc. *	839,847
562	Netflix, Inc. *	267,366
		1,771,434
	LEISURE PRODUCTS - 0.7%
7,437	Hasbro, Inc.	615,189

	MACHINERY - 1.4%
4,108	Caterpillar, Inc.	645,161
3,922	Snap-on, Inc.	617,833
		1,262,994
	MEDICAL EQUIPMENT & DEVICES - 0.3%
545	Thermo Fisher Scientific, Inc.	257,850

	OIL & GAS PRODUCERS - 2.9%
14,638	Exxon Mobil Corp.	477,492
42,192	Kinder Morgan, Inc.	502,085
21,257	ONEOK, Inc.	616,453
11,005	Valero Energy Corp.	424,903
28,185	Williams Cos, Inc.	540,870
		2,561,803
	RETAIL - CONSUMER STAPLES - 0.6%
15,356	Walgreens Boots Alliance, Inc.	522,718

	RETAIL - DISCRETIONARY - 0.3%
1,048	Home Depot, Inc.	279,512

	SEMICONDUCTORS - 0.9%
549	Broadcom, Inc.	191,947
852	NVIDIA Corp.	427,159
1,557	QUALCOMM, Inc.	192,072
		811,178
	SOFTWARE - 2.9%
619	Adobe, Inc. *	276,755
10,275	Microsoft Corp.	2,080,379
982	salesforce.com, Inc. *	228,089
		2,585,223
	TECHNOLOGY HARDWARE - 5.3%
22,841	Apple, Inc.	2,486,471
60,764	Hewlett Packard Enterprise Co.	525,001
12,622	NetApp, Inc.	553,980
12,249	Seagate Technology PLC	585,747
30,575	Xerox Holdings Corp.	531,394
		4,682,593

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2020

Shares					Fair Value
	COMMON STOCK - 43.5% (Continued)
	TECHNOLOGY SERVICES - 1.8%
4,754	International Business Machines Corp.				$530,832
1,220	Mastercard, Inc.				352,141
1,607	PayPal Holdings, Inc. *				299,111
2,329	Visa Inc				423,203
					1,605,287
	TELECOMMUNICATIONS - 1.8%
19,641	AT&T, Inc.				530,700
53,882	CenturyLink, Inc.				464,463
9,898	Verizon Communications, Inc.				564,087
					1,559,250
	TOBACCO & CANNABIS - 1.1%
13,427	Altria Group, Inc.				484,446
7,303	Philip Morris International, Inc.				518,659
					1,003,105

	TOTAL COMMON STOCK (Cost - $39,744,544)				38,476,426

	EXCHANGE TRADED FUNDS - 31.8%
	EQUITY FUNDS - 31.8%
37,558	iShares Core S&P Small-Cap ETF				2,704,927
500,100	LeaderShares Activist Leaders ETF *^				12,118,473
95,100	LeaderShares AlphaFactor Tactical Focused ETF *^				2,284,559
100,100	LeaderShares Equity Skew ETF *^				2,792,600
85,145	Schwab International Small-Cap Equity ETF				2,678,662
26,334	Vanguard FTSE All World ex-US Small-Cap ETF				2,697,392
17,995	Vanguard Small-Cap ETF				2,827,194
	TOTAL EXCHANGE TRADED FUNDS (Cost - $25,585,196)				28,103,807

	REITS - 1.8%
19,481	Iron Mountain, Inc.				507,674
8,599	Simon Property Group, Inc.				540,103
12,508	SL Green Realty Corp.				535,468
	TOTAL REITS (Cost - $1,628,004)				1,583,245

		Principal Amount	Interest Rate	Maturity Date	Fair Value
	U.S. GOVERNMENT OBLIGATIONS - 10.5%	$8,700,000	0.81%	2/15/2030	9,236,953
	U.S. TREASURY BILL** - 10.5%
	TOTAL U.S. GOVERNMENT OBLIGATIONS (COST - $9,152,781)				9,236,953

			Notional Value
Contracts ^^		Counterparty	October 31, 2020	Fair Value
	SCHEDULE OF OPTIONS PURCHASED *** - 0.5%

	SCHEDULE OF PUT OPTIONS PURCHASED*** - 0.5%

605	SPDR S&P 500 ETF Trust

	Expiration December 2020, Exercise Price $300.00	Interactive Brokers	$18,150,000	464,035

	TOTAL OPTIONS PURCHASED (Cost $484,247)

	TOTAL INVESTMENTS - 88.1% (Cost - $76,594,772)			$77,864,466
	CASH, OTHER ASSETS AND LIABILITIES - NET - 11.9%			10,524,774
	TOTAL NET ASSETS - 100.0%			$88,389,240

*	Non-income producing security

^	Affiliated security due to related management

**	Interest rate shown is the discounted rate at time of purchase of US Treasury Bill as of October 31, 2020.

^^	Each option contract allows the holder of the option to purchase/sell 100 shares of the underlying security at the exercise price.

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

PLC - Public Limited Company

S&P - Standard and Poor’s

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2020

Total Return Swaps *
						Unrealized
						Appreciation
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	(Depreciation)
iShares IBOXX High Yield Corporate Bond	98,433	$8,258,529	1-Mth LIBOR + 30 bps	4/9/2021	Barclays	$30,023
iShares Preferred & Income - Institutional Class	235,249	8,574,826	1-Mth LIBOR + 40 bps	4/9/2021	Barclays	(21,116)
SPDR BBG BARC Convertible - Institutional Class	219,762	15,139,404	1-Mth LIBOR + 40 bps	4/9/2021	Barclays	22,301
Total						$31,208

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps are reset monthly.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2020

	Redwood Managed		Redwood Managed	Redwood AlphaFactor®		Redwood Systematic
	Volatility Fund		Municipal Income Fund	Tactical International Fund		Macro Trend “SMarT” Fund
Assets:
Investment Securities:
Unaffiliated investments, at Cost	$—		$150,901,372	$22,331,744		$59,664,609
Affiliated investments, at Cost	—		—	—		16,930,163
Unaffiliated investments, at Fair Value	—		154,288,859	22,704,256		60,668,834
Affiliated investments, at Fair Value	—		—	—		17,195,632
Cash	274,497,879	*	—	107,999,805	*	8,413,186
Unrealized Appreciation on Swap Contracts	354,177		—	—		52,324
Deposit at Broker for open Swap Contracts	9,130,106		—	—		1,395,893
Receivable for Fund Shares Sold	405,007		78,143	208,238		935,012
Dividends and Interest Receivable	148,068		469,319	135,884		134,152
Receivable from Broker	822,655		—	—		—
Prepaid Expenses and Other Assets	44,398		45,090	29,158		16,088
Total Assets	285,402,290		154,881,411	131,077,341		88,811,121

Liabilities:
Payable to Custodian	—		886,276	—		—
Payable for Investments Purchased	—		420,768	—		—
Distribution (12b-1) Fees Payable	816		—	—		—
Unrealized Depreciation on Swap Contracts	544,230		—	2,732,530		21,116
Investment Advisory Fees Payable	279,855		79,506	91,915		54,486
Payable for Fund Shares Redeemed	1,467,240		827,026	559,974		281,156
Payable to Related Parties	58,054		35,797	21,684		15,272
Accrued Expenses and Other Liabilities	89,560		109,387	63,717		49,851
Total Liabilities	2,439,755		2,358,760	3,469,820		421,881
Net Assets	$282,962,535		$152,522,651	$127,607,521		$88,389,240

Class I Net Assets	$63,011,858		$152,522,457	$127,599,017		$88,389,063
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	4,330,809		9,863,384	8,805,179		5,591,380
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$14.55		$15.46	$14.49		$15.81

Class N Net Assets	$3,806,966		$194	$8,504		$177
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	258,303		12	580		11
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$14.74		$16.17	$14.66		$16.00	**

Class Y Net Assets	$216,143,711
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	14,726,159
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$14.68

Net Assets Consist Of:
Paid-in-Capital	$313,462,724		$153,637,426	$131,643,821		$84,018,092
Accumulated Earnings (Deficits)	(30,500,189)		(1,114,775)	(4,036,300)		4,371,148

Net Assets	$282,962,535		$152,522,651	$127,607,521		$88,389,240

*	All or portion of the cash is held in a segregated Barclays account.

**	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF OPERATIONS
For The Year Ended October 31, 2020

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®	Redwood Systematic
	Volatility Fund	Municipal Income Fund	Tactical International Fund	Macro Trend “SMarT” Fund
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $0, $0, $65,309, $0)	$—	$5,266,887	$480,185	$1,374,294
Interest Income	1,685,663	308,597	445,651	345,927
Total Investment Income	1,685,663	5,575,484	925,836	1,720,221

Expenses:
Investment Advisory Fees	4,373,561	1,195,631	1,140,225	829,414
Distribution (12b-1) Fees	11,461	70	86	41
Third Party Administrative Servicing Fees	369,721	209,779	162,167	105,080
Administrative Fees	200,298	106,633	88,487	58,424
Transfer Agent Fees	116,520	107,530	12,671	10,756
Registration Fees	88,928	56,408	40,663	38,421
Fund Accounting Fees	51,165	35,696	31,609	27,727
Custody Fees	40,739	23,858	28,100	13,530
Insurance Expense	38,167	19,642	13,154	8,842
Printing Expense	34,415	22,421	16,107	17,899
Audit Fees	19,952	19,834	32,853	19,412
Legal fees	27,665	33,205	31,015	39,765
Chief Compliance Officer Fees	22,365	15,689	11,891	10,095
Trustees’ Fees	18,948	18,017	18,910	18,485
Miscellaneous Expenses	4,027	1,940	5,083	3,924
Interest Expense	2,312	1,781	2,613	205
Total Expenses	5,420,244	1,868,134	1,635,634	1,202,020
Fees Reimbursed by the Advisor	(299,527)	(158,926)	(112,009)	(123,172)
Net Expenses	5,120,717	1,709,208	1,523,625	1,078,848

Net Investment Income (Loss)	(3,435,054)	3,866,276	(597,789)	641,373

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain/(Loss) from Security Transactions:
Unaffiliated Investments	1,319,845	(2,619,725)	(2,818,351)	113,495
Swap Contracts	(6,558,794)	—	10,621,633	7,393,778
Options Contracts	—	—	(1,088,039)	(1,119,861)
Net Change in Unrealized Appreciation (Depreciation) on:
Unaffiliated Investments and Foreign Exchange Transactions	(67,996)	(6,663,955)	(77,000)	249,603
Affiliated Investments and Foreign Exchange Transactions	—	—	—	265,469
Swap Contracts	(2,444,173)	—	(2,707,546)	(269,220)
Option Contracts	—	—	(32,606)	(20,212)
Net Realized and Unrealized Gain (Loss) on Investments	(7,751,118)	(9,283,680)	3,898,091	6,613,052

Net Increase (Decrease) in Net Assets Resulting From Operations	$(11,186,172)	$(5,417,404)	$3,300,302	$7,254,425

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2020	October 31, 2019

Operations:
Net Investment Loss	$(3,435,054)	$(330,859)
Net Realized Gain (Loss)	(5,238,949)	5,384,873
Net Change in Unrealized Appreciation (Depreciation)	(2,512,169)	11,962,106
Net Increase (Decrease) in Net Assets Resulting From Operations	(11,186,172)	17,016,120

Distributions to Shareholders:
Total Distributions Paid:
Class I	(809,848)	(1,829,356)
Class N	(55,949)	(188,233)
Class Y	(3,325,082)	(8,714,219)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(4,190,879)	(10,731,808)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	86,094,102	35,053,715
Distributions Reinvested	759,615	1,665,038
Cost of Shares Redeemed	(83,381,633)	(25,408,852)
Total From Capital Transactions: Class I	3,472,084	11,309,901

Class N Shares:
Proceeds from Shares Issued	838,436	4,215,053
Distributions Reinvested	53,068	179,614
Cost of Shares Redeemed	(2,679,404)	(12,287,694)
Total From Capital Transactions: Class N	(1,787,900)	(7,893,027)

Class Y Shares:
Proceeds from Shares Issued	122,407,723	104,876,459
Distributions Reinvested	3,147,376	8,118,519
Cost of Shares Redeemed	(174,065,168)	(127,980,235)
Total From Capital Transactions: Class Y	(48,510,069)	(14,985,257)

Total Decrease in Net Assets	(62,202,936)	(5,284,071)

Nets Assets:
Beginning of Year	345,165,471	350,449,542
End of Year	$282,962,535	$345,165,471

SHARE ACTIVITY
Class I:
Shares Sold	5,714,956	2,340,197
Shares Reinvested	50,463	111,117
Shares Redeemed	(5,689,828)	(1,700,759)
Net increase in shares of beneficial interest outstanding	75,591	750,555

Class N:
Shares Sold	55,465	284,326
Shares Reinvested	3,426	12,098
Shares Redeemed	(180,426)	(817,089)
Net decrease in shares of beneficial interest outstanding	(121,535)	(520,665)

Class Y:
Shares Sold	8,273,182	6,968,219
Shares Reinvested	206,566	538,706
Shares Redeemed	(11,785,784)	(8,540,712)
Net decrease in shares of beneficial interest outstanding	(3,306,036)	(1,033,787)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2020	October 31, 2019

Operations:
Net Investment Income	$3,866,276	$5,298,696
Net Realized Gain (Loss)	(2,619,725)	10,820
Net Change in Unrealized Appreciation (Depreciation)	(6,663,955)	10,051,442
Net Increase (Decrease) in Net Assets Resulting From Operations	(5,417,404)	15,360,958

Distributions to Shareholders:
Total Distributions Paid:
Class I	(3,812,903)	(5,263,370)
Class N	(580)	(1,470)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(3,813,483)	(5,264,840)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	71,764,048	70,220,747
Distributions Reinvested	3,664,802	4,957,585
Cost of Shares Redeemed	(94,021,089)	(74,953,051)
Total From Capital Transactions: Class I	(18,592,239)	225,281

Class N Shares:
Proceeds from Shares Issued	52,307	9,042
Distributions Reinvested	580	1,470
Cost of Shares Redeemed	(137,420)	(92,995)
Total From Capital Transactions: Class N	(84,533)	(82,483)

Total Increase (Decrease) in Net Assets	(27,907,659)	10,238,916

Nets Assets:
Beginning of Year	180,430,310	170,191,394
End of Year	$152,522,651	$180,430,310

SHARE ACTIVITY
Class I:
Shares Sold	4,535,519	4,418,180
Shares Reinvested	229,369	311,287
Shares Redeemed	(5,983,384)	(4,753,004)
Net decrease in shares of beneficial interest outstanding	(1,218,496)	(23,537)

Class N:
Shares Sold	3,025	565
Shares Reinvested	34	93
Shares Redeemed	(8,286)	(5,781)
Net decrease in shares of beneficial interest outstanding	(5,227)	(5,123)

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2020	October 31, 2019

Operations:
Net Investment Income (Loss)	$(597,789)	$1,124,182
Net Realized Gain (Loss)	6,715,243	(2,037,169)
Net Change in Unrealized Appreciation (Depreciation)	(2,817,152)	457,424
Net Increase (Decrease) in Net Assets Resulting From Operations	3,300,302	(455,563)

Distributions to Shareholders:
Distributions from Paid in Capital:
Class I	—	(248,502)
Class N	—	(102)
	—	(248,604)
Total Distributions Paid:
Class I	(1,210,462)	(1,648,926)
Class N	(306)	(679)
	(1,210,768)	(1,649,605)

Net Decrease in Net Assets Resulting From Distributions to Shareholders	(1,210,768)	(1,898,209)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	53,273,453	44,124,261
Distributions Reinvested	1,208,506	1,896,687
Cost of Shares Redeemed	(37,794,333)	(16,465,887)
Total From Capital Transactions: Class I	16,687,626	29,555,061

Class N Shares:
Proceeds from Shares Issued	10,210	45,040
Distributions Reinvested	306	781
Cost of Shares Redeemed	(35,638)	(172,904)
Total From Capital Transactions: Class N	(25,122)	(127,083)

Total Increase in Net Assets	18,752,038	27,074,206

Nets Assets:
Beginning of Year	108,855,483	81,781,277
End of Year	$127,607,521	$108,855,483

SHARE ACTIVITY
Class I:
Shares Sold	3,773,979	2,990,948
Shares Reinvested	84,993	128,058
Shares Redeemed	(2,614,248)	(1,124,334)
Net increase in shares of beneficial interest outstanding	1,244,724	1,994,672

Class N:
Shares Sold	675	3,002
Shares Reinvested	21	53
Shares Redeemed	(2,320)	(11,275)
Net decrease in shares of beneficial interest outstanding	(1,624)	(8,220)

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2020	October 31, 2019

Operations:
Net Investment Income	$641,373	$978,366
Net Realized Gain (Loss)	6,387,412	(2,242,715)
Net Change in Unrealized Appreciation	225,640	4,269,725
Net Increase in Net Assets Resulting From Operations	7,254,425	3,005,376

Distributions to Shareholders:
Total Distributions Paid:
Class I	(1,509,851)	(1,457,765)
Class N	(1,267)	(1,487)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(1,511,118)	(1,459,252)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	26,123,605	29,409,379
Distributions Reinvested	1,501,448	1,452,254
Cost of Shares Redeemed	(22,851,482)	(10,224,474)
Total From Capital Transactions: Class I	4,773,571	20,637,159

Class N Shares:
Proceeds from Shares Issued	1,003	48,825
Distributions Reinvested	1,267	1,487
Cost of Shares Redeemed	(82,867)	(111,432)
Total From Capital Transactions: Class N	(80,597)	(61,120)

Total Increase in Net Assets	10,436,281	22,122,163

Nets Assets:
Beginning of Year	77,952,959	55,830,796
End of Year	$88,389,240	$77,952,959

SHARE ACTIVITY
Class I:
Shares Sold	1,704,057	2,045,005
Shares Reinvested	97,786	101,223
Shares Redeemed	(1,494,202)	(708,812)
Net increase in shares of beneficial interest outstanding	307,641	1,437,416

Class N:
Shares Sold	66	3,354
Shares Reinvested	82	105
Shares Redeemed	(5,363)	(7,695)
Net decrease in shares of beneficial interest outstanding	(5,215)	(4,236)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016

Net Asset Value, Beginning of Year	$15.14	$14.86		$15.95	$15.66	$14.60
Activity from Investment Operations:
Net Investment Income (Loss) (a)	(0.15)	(0.01)		0.45	0.43	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(0.25)	0.78		(0.55)	0.51	1.00
Total From Operations	(0.40)	0.77		(0.10)	0.94	1.40
Less Distributions:
From Net Investment Income	(0.19)	(0.49)		(0.99)	(0.65)	(0.34)
Total Distributions	(0.19)	(0.49)		(0.99)	(0.65)	(0.34)
Paid-in-Capital from Redemption Fees	—	—		0.00 (d)	0.00 (d)	0.00 (d)
Net Asset Value, End of Year	$14.55	$15.14		$14.86	$15.95	$15.66
Total Return (b)	(2.70)%	5.10%		(0.65)%	6.24%	9.72%
Net Assets, End of Year (000’s)	$63,012	$64,403		$52,093	$75,575	$44,383
Ratio of Expenses to Average Net Assets (c)	1.55%	1.58%		1.50%	1.43%	1.52%
Ratio of net expenses and net of waivers to average net assets	1.55%	1.58	% (c)	1.50%	2.72%	1.52%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	(1.05)%	(0.05)%		2.94%	2.72%	2.71%
Portfolio Turnover Rate	11066%	2%		217%	110%	111%

(4)	Annualized

	Class N
	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017	October 31, 2016

Net Asset Value, Beginning of Year	$15.33	$14.84		$15.94	$15.65	$14.58
Activity from Investment Operations:
Net Investment Income (Loss) (a)	(0.19)	(0.04)		0.40	0.38	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.25)	0.76		(0.54)	0.52	1.01
Total From Operations	(0.44)	0.72		(0.14)	0.90	1.37
Less Distributions:
From Net Investment Income	(0.15)	(0.23)		(0.96)	(0.61)	(0.30)
Total Distributions	(0.15)	(0.23)		(0.96)	(0.61)	(0.30)
Paid-in-Capital from Redemption Fees	—	—		0.00 (d)	0.00 (d)	0.00 (d)
Net Asset Value, End of Year	$14.74	$15.33		$14.84	$15.94	$15.65
Total Return (b)	(2.97)%	4.93%		(0.97)%	5.99%	9.51%
Ratios/Supplemental Data
Net Assets, End of Year (000s)	$3,807	$5,821		$13,364	$24,473	$24,263
Ratio of Expenses to Average Net Assets (c)	1.78%	1.84%		1.74%	1.68%	1.77%
Ratio of net expenses and net of waivers to average net assets	1.78%	1.84	% (c)	1.74%	1.77%	1.77%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	(1.28)%	(0.23)%		2.61%	2.42%	2.46%
Portfolio Turnover Rate	11066%	2%		217%	110%	111%

*	Class I and Class N commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Amount is less than $0.005 per share.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class Y
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017	October 31, 2016

Net Asset Value, Beginning of Year	$15.25		$14.95		$16.03		$15.74	$14.66
Activity from Investment Operations:
Net Investment Income (Loss) (a)	(0.14)		0.02		0.46		0.43	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(0.24)		0.77		(0.55)		0.51	1.02
Total From Operations	(0.38)		0.79		(0.09)		0.94	1.42
Less Distributions:
From Net Investment Income	(0.19)		(0.49)		(0.99)		(0.65)	(0.34)
Total Distributions	(0.19)		(0.49)		(0.99)		(0.65)	(0.34)
Paid-in-Capital from Redemption Fees	—		—		0.00	(f)	0.00 (f)	0.00	(f)
Net Asset Value, End of Year	$14.68		$15.25		$14.95		$16.03	$15.74
Total Return (b)	(2.68)%		5.34%		(0.64)%		6.20%	9.82%
Net Assets, End of Year (000’s)	$216,144		$274,941		$284,993		$350,196	$208,186
Ratio of gross expenses to average net assets (c)	1.55	% (d)	1.58	% (d)	1.46	% (d)	1.43%	1.52	% (d)
Ratio of net expenses to average net assets (c)	1.43%		1.43%		1.48	% (e)	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(g)	(0.95)%		0.12%		3.01%		2.72%	2.69%
Portfolio Turnover Rate	11066%		2%		217%		110%	111%

*	Class Y commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(e)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/expense reimbursed fees from prior periods.

(f)	Amount is less than $0.005 per share.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class I
	For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended	Period Ended
	October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017*

Net Asset Value, Beginning of Year/Period	$16.27		$15.31		$15.46	$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.36		0.50		0.42	0.37
Net Realized and Unrealized Gain (Loss) on Investments	(0.82)		0.95		(0.18)	0.37
Total From Operations	(0.46)		1.45		0.24	0.74
Less Distributions:
From Net Investment Income	(0.35)		(0.49)		(0.39)	(0.28)
Total Distributions	(0.35)		(0.49)		(0.39)	(0.28)
Net Asset Value, End of Year/Period	$15.46		$16.27		$15.31	$15.46
Total Return (b)	(2.85)%		9.62%		1.64%	4.93	% (h)
Net Assets, End of Year/Period (000’s)	$152,522		$180,342		$170,030	$46,625
Ratio of Gross Expenses to Average Net Assets including interest expense (e)	1.09	% (g)	1.09	% (g)	1.04%	1.44	% (c,g)
Ratio of Net Expenses to Average Net Assets including interest expense (e)	1.00%		1.00%		1.04%	1.23	% (c)
Ratio of Gross Expenses to Average Net Assets excluding interest expense (e)	1.09	% (g)	1.09	% (g)	0.96%	1.22	% (c,g)
Ratio of Net Expenses to Average Net Assets excluding interest expense (e)	1.00%		1.00%		0.96%	1.00	% (c)
Ratio of Net Investment Income to Average Net Assets (e,f)	2.26%		3.13%		2.73%	3.77	% (c)
Portfolio Turnover Rate	250%		7%		280%	24	% (d)

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class N
	For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended	Period Ended
	October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017*

Net Asset Value, Beginning of Year/Period	$16.90		$15.61		$15.72	$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.46		0.45		0.33	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.06)		1.00		(0.12)	0.72
Total From Operations	(0.60)		1.45		0.21	0.72
Less Distributions:
From Net Investment Income	(0.13)		(0.16)		(0.32)	—
Total Distributions	(0.13)		(0.16)		(0.32)	—
Net Asset Value, End of Year/Period	$16.17		$16.90		$15.61	$15.72
Total Return (b)	(3.60)%		9.35%		1.31%	4.80	% (i)
Net Assets, End of Year/Period (000’s)	$194	(h)	$89		$162	$16	(h)
Ratio of Gross Expenses to Average Net Assets including interest expense (e)	1.34	% (g)	1.34	% (g)	1.25%	1.69	% (c,g)
Ratio of Net Expenses to Average Net Assets including interest expense (e)	1.25%		1.25%		1.25%	1.48	% (c)
Ratio of Gross Expenses to Average Net Assets excluding interest expense (e)	1.34	% (g)	1.34	% (g)	1.22%	1.47	% (c,g)
Ratio of Net Expenses to Average Net Assets excluding interest expense (e)	1.25%		1.25%		1.22%	1.25	% (c)
Ratio of Net Investment Income to Average Net Assets (e,f)	2.72%		2.78%		2.08%	0.00	% (c)
Portfolio Turnover Rate	250%		7%		280%	24	% (d)

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(h)	Amount is actual; not presented in thousands.

(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class I				Class N
	For the	For the	For the Period		For the	For the	For the Period
	Year Ended,	Year Ended,	November 2, 2017		Year Ended,	Year Ended,	November 2, 2017
	October 31, 2020	October 31, 2019	Through October 31, 2018*		October 31, 2020	October 31, 2019	Through October 31, 2018*

Net Asset Value, Beginning of Year/Period	$14.39	$14.67	$15.00		$14.57	$14.66	$15.00
Activity from Investment Operations:
Net Investment Income (a)	(0.07)	0.18	0.08		(0.09)	0.17	0.06
Net Realized and Unrealized Loss on Investments	0.30	(0.17)	(0.32)		0.29	(0.19)	(0.33)
Total From Operations	0.23	0.01	(0.24)		0.20	(0.02)	(0.27)
Less Distributions:
From Paid in Capital	—	(0.02)	(0.09)		—	(0.02)	(0.07)
From Net Investment Income	(0.13)	(0.27)	(0.00	) (h)	(0.11)	(0.05)	(0.00	) (h)
Total Distributions	(0.13)	(0.29)	(0.09)		(0.11)	(0.07)	(0.07)
Net Asset Value, End of Year/Period	$14.49	$14.39	$14.67		$14.66	$14.57	$14.66
Total Return (b)	1.63%	0.04%	(1.58)%		1.36%	(0.16)%	(1.79)%
Net Assets, End of Year/Period (000’s)	$127,599	$108,823	$81,628		$9	$32	$153
Ratio of Gross Expenses to Average Net Assets (e,f)	1.29%	1.26%	1.23	% (c)	1.54%	1.51%	1.51	% (c)
Ratio of Net Expenses to Average Net Assets (e)	1.20%	1.20%	1.20	% (c)	1.45%	1.45%	1.45	% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (e,g)	(0.47)%	1.19%	0.55	% (c)	(0.60)%	1.17%	0.38	% (c)
Portfolio Turnover Rate	230%	344%	682	% (d)	230%	344%	682	% (d)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class I					Class N
	For the	For the		For the Period		For the	For the		For the Period
	Year Ended	Year Ended		November 2, 2017		Year Ended	Year Ended		November 2, 2017
	October 31, 2020	October 31, 2019		Through October 31, 2018*		October 31, 2020	October 31, 2019		Through October 31, 2018*

Net Asset Value, Beginning of Year/Period	$14.74	$14.48		$15.00		$14.90	$14.47		$15.00
Activity from Investment Operations:
Net Investment Income (a)	0.12	0.22		0.35		0.32	0.20		0.28
Net Realized and Unrealized Gain (Loss) on Investments	1.23	0.37		(0.53)		1.02	0.36		(0.50)
Total From Operations	1.35	0.59		(0.18)		1.34	0.56		(0.22)
Less Distributions:
From Net Realized Gains	—	(0.00	) (h)	—		—	(0.00	) (h)	—
From Net Investment Income	(0.28)	(0.33)		(0.34)		(0.24)	(0.13)		(0.31)
Total Distributions	(0.28)	(0.33)		(0.34)		(0.24)	(0.13)		(0.31)
Net Asset Value, End of Year/Period	$15.81	$14.74		$14.48		$16.00	$14.90		$14.47
Total Return (b)	9.25%	4.16%		(1.27)%		9.06%	3.90%		(1.52)%
Net Assets, End of Year/Period	$88,389,063	$77,875,080		$55,693,857		$177	$77,879		$136,939
Ratio of Gross Expenses to Average Net Assets (e,f)	1.45%	1.40%		1.41	% (c)	1.70%	1.65%		1.67	% (c)
Ratio of Net Expenses to Average Net Assets (e)	1.30%	1.30%		1.30	% (c)	1.55%	1.55%		1.55	% (c)
Ratio of Net Investment Income to Average Net Assets (e,g)	0.77%	1.52%		2.30	% (c)	2.07%	1.42%		1.85	% (c)
Portfolio Turnover Rate	628%	256%		20	% (d)	628%	256%		20	% (d)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2020

1.	ORGANIZATION

Redwood Managed Volatility Fund (the “Managed Volatility Fund”), Redwood Managed Municipal Income Fund (the “Municipal Income Fund”), Redwood AlphaFactor® Tactical International Fund (the “Tactical International Fund”), Redwood Systematic Macro Trend (“SMarT”) Fund (the “SMarT Fund”), each a “Fund” and collectively, the “Funds” are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Managed Volatility Fund commenced investment operations on December 19, 2013. The Municipal Income Fund commenced operations on March 9, 2017. The Tactical International Fund, and SMarT Fund commenced operations on November 2, 2017. The Managed Volatility Fund’s investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss. The Municipal Income Fund seeks to generate tax-efficient income, while focusing on managing downside risk. The Tactical International Fund seeks to generate long-term total return with capital preservation as a secondary objective. The SMarT Fund seeks to generate capital appreciation while focusing on managing downside risk.

The Managed Volatility Fund offers Class I, Class N and Class Y shares. The Municipal Income Fund, Tactical International Fund, and SMarT Fund each offer Class I and Class N shares. All classes are sold at NAV. Each share class of a Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2020 for the Funds’ assets and liabilities measured at fair value:

Redwood Managed Volatility Fund

Assets	Level 1	Level 2	Level 3	Total
Swaps *	$—	$354,177	$—	$354,177
Total	$—	$354,177	$—	$354,177

Liabilities	Level 1	Level 2	Level 3	Total
Swaps *	$—	$544,230	$—	$544,230
Total	$—	$544,230	$—	$544,230

Redwood Managed Municipal Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$152,080,959	$—	$—	$152,080,959
Short Term Investments	2,207,900	—	—	2,207,900
Total	$154,288,859	$—	$—	$154,288,859

Redwood AlphaFactor® Tactical International Fund

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$—	$21,955,664	$—	$21,955,664
Options Purchased	748,592	—	—	748,592
Total	$748,592	$21,955,664	$—	$22,704,256

Liabilities
Swaps *	$—	$2,732,530	$—	$2,732,530
Total	$—	$2,732,530	$—	$2,732,530

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

Redwood Systematic Macro Trend (“SMarT”) Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$38,476,426	$—	$—	$38,476,426
Exchange Traded Funds	28,103,807	—	—	28,103,807
REITS	1,583,245	—	—	1,583,245
U.S. Government Obligations	—	9,236,953	—	9,236,953
Options Purchased	464,035	—	—	464,035
Swaps *	—	52,324	—	52,324
Total	$68,627,513	$9,289,277	$—	$77,916,790

Liabilities
Swaps *	$—	$21,116	$—	$21,116
Total	$—	$21,116	$—	$21,116

The Funds did not hold any Level 3 securities during the period.

*	Net unrealized gain (loss) of swap contracts is reported in the above table.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The average month end notional value of the total return swaps that the Managed Volatility Fund, Tactical International Fund and SMarT Fund invested in during the year ended October 31, 2020 was $229,120,792, $161,393,483 and $37,476,598, respectively.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. The average month end notional value of the credit default swaps that the Managed Volatility Fund invested in during the year ended October 31, 2020 was $144,764,615.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments in the Statement of Assets and Liabilities as of October 31, 2020:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Credit Default Swap Contracts	Unrealized Depreciation on Swap Contracts
Total Return Swap Contracts	Unrealized Appreciation (Depreciation) on Swap Contracts
Option Contracts	Investment Securities at Fair Value

The following table sets forth the fair value of derivative contracts by primary risk exposure as of October 31, 2020:

Managed Volatility Fund
Derivatives Investment Value
	Interest Rate
Derivative Investment Type	Risk	Equity Risk
Credit Default Swap Contracts	$19,583	$—
Total Return Swap Contracts	—	(209,636)
Total	$19,583	$(209,636)

Tactical International Fund
Derivatives Investment Value
Derivative Investment Type	Equity Risk
Total Return Swap Contracts	$(2,732,530)
Option Contracts	748,592
Total	$(1,983,938)

SMarT Fund
Derivatives Investment Value
Derivative Investment Type	Equity Risk
Total Return Swap Contracts	$31,208
Option Contracts	464,035
Total	$495,243

The following is a summary of the location of derivative investments on the Statements of Operations for the year ended October 31, 2020:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swap Contracts	Net Realized Gain/(Loss) from Security Transactions: Swap Contracts
Net Change in Unrealized Depreciation on Swap Contracts
Option Contracts	Net Realized Gain/(Loss) from Security Transactions: Option Contracts
Net Change in Unrealized Appreciation (Depreciation) on: Option Contracts

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

The following is a summary of the realized gain (loss) and changes in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended October 31, 2020:

Managed Volatility Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
			Total for the
			Year Ended October 31,
Derivative Investment Type	Interest Rate Risk	Equity Risk	2020
Credit Default Swap Contracts	$(32,799,141)	$—	$(32,799,141)
Total Return Swap Contracts	—	26,240,347	26,240,347

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
			Total for the
			Year Ended October 31,
Derivative Investment Type	Interest Rate Risk	Equity Risk	2020
Credit Default Swap Contracts	$(2,154,387)	$—	$(2,154,387)
Total Return Swap Contracts	—	(289,786)	(289,786)

Tactical International Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Year Ended October 31,
Derivative Investment Type	Equity Risk	2020
Total Return Swap Contracts	$10,621,633	$10,621,633
Option Contracts	(1,088,039)	(1,088,039)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Year Ended October 31,
Derivative Investment Type	Equity Risk	2020
Total Return Swap Contracts	$(2,707,546)	$(2,707,546)
Option Contracts	(32,606)	(32,606)

SMarT Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the
		Year Ended October 31,
Derivative Investment Type	Equity Risk	2020
Total Return Swap Contracts	$7,393,778	$7,393,778
Option Contracts	(1,119,861)	(1,119,861)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
		Total for the
		Year Ended October 31,
Derivative Investment Type	Equity Risk	2020
Total Return Swap Contracts	$(269,220)	$(269,220)
Option Contracts	(20,212)	(20,212)

The notional value of the derivative instruments outstanding as of October 31, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

Offsetting of Financial Assets and Derivative Assets - The following tables presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of October 31, 2020.

Managed Volatility Fund

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Assets	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$354,177	$—	$354,177	$(354,177)	$—	(1)	$—
Total	$354,177	$—	$354,177	$(354,177)	$—		$—

Liabilities				Gross Amounts Not Offset in the
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Liabilities	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$(544,230)	$—	$(544,230)	$354,177	$190,053	(1)	$—
Total	$(544,230)	$—	$(544,230)	$354,177	$190,053		$—

Tactical International Fund

Assets				Gross Amounts Not Offset in the
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Assets	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Options Contracts	$748,592	$—	$748,592	$—	$—		$748,592
Total	$748,592	$—	$748,592	$—	$—		$748,592

Liabilities				Gross Amounts Not Offset in the
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Liabilities	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$(2,732,530)	$—	$(2,732,530)	$2,732,530	$—	(1)	$—
Total	$(2,732,530)	$—	$(2,732,530)	$2,732,530	$—		$—

SMarT Fund

Assets				Gross Amounts Not Offset in the
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Assets	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$52,324	$—	$52,324	$(21,116)	$(31,208	) (1)	$—
Options Contracts	464,035	—	464,035	—	—		464,035
Total	$516,359	$—	$516,359	$(21,116)	$(31,208)		$464,035

Liabilities				Gross Amounts Not Offset in the
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in
	Gross Amounts of	Statement of Assets &	the Statement of	Financial	Cash Collateral
Description	Recognized Liabilities	Liabilities	Assets & Liabilities	Instruments	Pledged		Net Amount
Swap Contracts	$(21,116)	$—	$(21,116)	$21,116	$—		$—
Total	$(21,116)	$—	$(21,116)	$21,116	$—		$—

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

As a result of the decreases in market value of the Fund’s assets pledged at derivative counterparties, the Fund has been required to post additional collateral relating to its margin requirements. The Fund has posted all required collateral; however, the Fund’s ability to meet future margin calls may be impacted by continued unfavorable market conditions.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Managed Volatility Fund, and monthly for the Municipal Income Fund, Tactical International Fund and SMarT Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended October 31, 2017 to October 31, 2019 for the Managed Volatility Fund and Municipal Income Fund, and the open tax year ended October 31, 2018 to October 31, 2019 for the Tactical International Fund and SMarT Fund or positions expected to be taken in the Funds’ October 31, 2020 year-end tax returns . The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended October 31, 2020 amounted to the following:

Fund	Purchases	Sales
Managed Volatility Fund	$158,593,818	$159,901,054
Municipal Income Fund	320,254,606	335,897,427
Tactical International Fund	82,633,199	115,455,566
SMarT Fund	324,968,544	281,491,291

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information (“SAI”) include a more full listing of risks associated with each Fund’s investments. These risks include, but are not limited to:

Managed Volatility Fund: active trading risk, asset allocation risk, bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit default swaps risk, credit risk, cybersecurity risk, derivatives risk, fixed income risk, gap risk, high-yield fixed income securities (“junk bonds”) risk, LIBOR risk, leveraging risk, liquidity risk, managed volatility strategy risk, management risk, market events risk, market risk, model risk, portfolio turnover risk, rules-based strategy risk, swap risk, swaptions risk, U.S. government securities risk, valuation risk and volatility risk.

Municipal Income Fund: active trading risk, asset allocation risk, borrowing risk, cash positions risk, counterparty risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high yield risk, investment companies and ETFs risk, LIBOR risk, leveraging risk, liquidity risk, management risk, market events risk, market risk, model risk, money market instrument risk, municipal bond risk, portfolio turnover risk, rules-based strategy risk, swap risk, taxability risk, underlying funds risk, U.S. government securities risk and volatility risk.

Tactical International Fund: active trading risk, American depositary receipts risk, cash positions risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, index tracking error risk, investment companies and ETFs risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, passive investment risk, portfolio turnover risk, quantitative investing risk, U.S. government securities risk, valuation risk and volatility risk.

SMarT Fund: bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, fixed income securities risk, foreign (non-U.S.) investment risk, gap risk, high yield risk, investment companies and ETFs risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, portfolio turnover risk, preferred securities risk, quantitative investing risk, real estate investment trusts risk, swap risk, U.S. government securities risk, underlying funds risk, valuation risk, and volatility risk.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

Cash Positions Risk – The Funds may hold a significant position in cash and/or cash equivalent securities. When the Funds’ investment in cash or cash equivalent securities increases, the Funds may not participate in market advances or declines to the same extent that it would if the Funds were more fully invested. With respect to the Municipal Income Fund, the Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund’s value.

Derivatives Risk – The Funds may invest in derivative instruments. The derivative instruments held by the Funds may be more volatile than other instruments. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuations. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Equity Risk – Tactical International Fund, and SMarT Fund are subject to equity risk. Equity securities are susceptible to general market fluctuations volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Fixed Income Risk – The Managed Volatility Fund, Municipal Income Fund and SMarT Fund are subject to fixed income securities risk. When a Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by a Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for a Fund.

Index Tracking Error Risk – The International Fund is subject to index tracking error risk. As with all index funds, the performance of a Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in securities of the Index at all times or may hold securities not included in the Index.

Investment Companies and ETFs Risk – When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company or ETF generally reflects the risk of owning the underlying investments held by the investment company or ETF. The Fund will also incur brokerage costs when it purchases and sells ETFs.

Market Risk – Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political vents affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre -existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of a Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

Municipal Bond Risk – The underlying funds in which the Municipal Income Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Swap Risk – The Managed Volatility Fund, Municipal Income, SMarT Fund, and Tactical International Fund are each subject to swap risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective. See Note 2 to the Financial Statements for further discussion of swaps and credit default swaps.

Credit Default Swaps Risk – A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Total Return Swaps Risk – A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of average daily net assets as follows:

Fund	Management Fee
Managed Volatility Fund	1.25%
Municipal Income Fund	0.70%
Tactical International Fund	0.90%
SMarT Fund	1.00%

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least March 1, 2021 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed the expense limitations of the Funds’ average daily net assets for each Fund’s share classes, as listed in the table below, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limit that was in effect at the time the waiver or reimbursement was made. The expense limitations are as follows:

Fund	Expense Limitation
	Class I	Class N	Class Y
Managed Volatility Fund	1.67%	1.92%	1.43%
Municipal Income Fund	1.00%	1.25%
Tactical International Fund	1.20%	1.45%
SMarT Fund	1.30%	1.55%

During the year ended October 31, 2020, the Advisor reimbursed $299,527, $158,926, $112,009, and $123,172 to the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund, and SMarT Fund respectively. No expenses were recaptured during the year ended October 31, 2020. Cumulative expenses subject to recapture will expire on October 31 of the following years:

	Managed	Municipal Income	Tactical
Year	Volatility Fund	Fund	International Fund	SMarT Fund
2021	$298,755	$—	$20,123	$50,647
2022	409,145	148,961	55,962	62,061
2023	299,527	158,926	112,009	123,172
Total	$1,007,427	$307,887	$188,094	$235,880

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

As of October 31, 2020, $45,756 of waived fees for Municipal Income Fund expired unrecouped.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class N shares of each of the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. During the year ended October 31, 2020, Class N paid $11,461, $70, $86, and $41 in distribution fees for the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund, and SMarT Fund respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s share classes. For the year ended October 31, 2020 there were no underwriting commissions paid.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2020, were as follows:

				Tax Net
	Cost for Federal	Unrealized	Unrealized	Unrealized
Portfolio	Tax Purposes	Appreciation	Depreciation	App/Dep
Redwood Managed Volatility Fund	$—	$—	$—	$—
Redwood Managed Municipal Income Fund	150,901,372	3,387,589	(102)	3,387,487
Redwood AlphaFactor International Fund	22,331,744	405,118	(32,606)	372,512
Redwood Systematic Macro Trends Fund	76,625,539	4,316,821	(3,077,894)	1,238,927

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

6.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

For the period ended October 31, 2020:

	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$4,190,879	$—	$—	$—	$4,190,879
Redwood Managed Municipal Income Fund	3,813,483	—	—	—	3,813,483
Redwood AlphaFactor International Fund	1,210,768	—	—	—	1,210,768
Redwood Systematic Macro Trends Fund	1,511,118	—	—	—	1,511,118

For the period ended October 31, 2019:

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$10,731,808	$—	$—	$—	$10,731,808
Redwood Managed Municipal Income Fund	140,980	—	—	5,123,860	5,264,840
Redwood AlphaFactor International Fund	1,649,605	—	248,604	—	1,898,209
Redwood Systematic Macro Trends Fund	1,449,713	9,539	—	—	1,459,252

As of October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Redwood Managed Volatility Fund	$13,673,346	$—	$—	$(44,173,535)	$—	$—	$(30,500,189)
Redwood Managed Municipal Income Fund	67,930	—	—	(4,570,192)	—	3,387,487	(1,114,775)
Redwood AlphaFactor International Fund	8,175,885	—	—	(12,584,718)	—	372,533	(4,036,300)
Redwood Systematic Macro Trends Fund	7,063,105	—	—	(3,930,884)	—	1,238,927	4,371,148

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the mark to market treatment of swaps, tax deferral of losses on wash sales, tax adjustments for real estate investment trusts and C-Corporation return of capital distributions. In addition, the unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(21) for the Redwood AlphaFactor International Fund.

At October 31, 2020, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Redwood Managed Volatility Fund	$31,375,804	$12,797,731	$44,173,535	$—
Redwood Managed Municipal Income Fund	4,570,192	—	4,570,192	—
Redwood AlphaFactor International Fund	12,584,718	—	12,584,718	—
Redwood Systematic Macro Trends Fund	2,512,813	1,418,071	3,930,884	—

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and accrued dividends payable, resulted in reclassifications for the period ended October 31, 2020 as follows:

	Paid	Accumulated
	In	Earnings
Portfolio	Capital	(Losses)
Redwood Managed Volatility Fund	$—	$—
Redwood Managed Municipal Income Fund	18,719	(18,719)
Redwood AlphaFactor International Fund	(460)	460
Redwood Systematic Macro Trends Fund	—	—

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Managed Municipal Income Fund currently seeks to achieve its investment objective by investing a portion of its assets in PIMCO High Yield Municipal Bond Fund-Institutional Class and Pioneer High Income Municipal Fund-Institutional Class (the “Securities”). The Fund may redeem its investments from the Securities at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Managed Municipal Income Fund will be directly affected by the performance of the Securities. The annual report of the Securities, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR’s available at “www.sec.gov”. As of October 31, 2020, the percentage of the Managed Municipal Income Fund’s net assets invested in the securities was 30.9% and 25.8%.

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at October 31, 2020 are noted in the Funds’ Schedules of Investments. Transactions during the year with companies that are affiliates are as follows:

SMarT Fund

	Value-			Dividends		Change in		Shares held
	Beginning of		Sales	Credited to	Realized	Unrealized	Value-End of	at End of
Description	Year	Purchases	Proceeds	Income	Gain (Loss)	Appreciation/	Year	Year
LeaderShares Activist Leaders ETF	$—	$12,146,861	$—	$—	$—	$(28,388)	$12,118,473	500,100
LeaderShares AlphaFactor Tactical Focused	—	2,334,401	—	—	—	(49,842)	2,284,559	95,100
LeaderShares Equity Skew ETF	—	2,448,901	—	—	—	343,699	2,792,600	100,100
Total	$—	$16,930,163	$—	$—	$—	$265,469	$17,195,632	695,300

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2020

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2020 the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control the respective Fund, are as follows:

			Tactical
	Managed	Municipal	International
Owner	Volatility Fund	Income Fund	Fund	SMarT Fund
Charles Schwab (1)	—	—	26.9%	27.2%
TD Ameritrade (1)	49.4%	56.8%	69.2%	67.0%

(1)	These owners are comprised of multiple investors and accounts.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

GRANT THORNTON LLP Two Commerce Square 2001 Market Street, Suite 700 Philadelphia, PA 19103	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

D +1 215 561 4200 F +1 215 561 1066

Board of Trustees of the Two Roads Shared Trust and Shareholders of
Redwood Managed Volatility Fund
Redwood Managed Municipal Income Fund
Redwood AlphaFactor® Tactical International Fund
Redwood Systematic Macro Trend (“SMarT”) Fund

Opinion on the financial statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Tactical International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund (four of the funds in the Two Roads Shared Trust) (collectively, the “Funds”) as of October 31, 2020, the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2020, and the results of their operations, changes in their net assets, and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

	Fund	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	Redwood Managed Volatility Fund	For the year ended October 31, 2020	For each of the two years in the period ended October 31, 2020	For each of the five years in the period ended October 31, 2020
	Redwood Managed Municipal Income Fund	For the year ended October 31, 2020	For each of the two years in the period ended October 31, 2020	For each of the three years in the period ended October 31, 2020 and for the period March 9, 2017 (commencement of operations) through October 31, 2017
	Redwood AlphaFactor® Tactical International Fund	For the year ended October 31, 2020	For each of the two years in the period ended October 31, 2020	For each of the two years in the period ended October 31, 2020 and for the period November 2, 2017 (commencement of operations) through October 31, 2018
	Redwood Systematic Macro Trend (“SMarT”) Fund	For the year ended October 31, 2020	For each of the two years in the period ended October 31, 2020	For each of the two years in the period ended October 31, 2020 and for period November 2, 2017 (commencement of operations) through October 31, 2018

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

Basis for opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the Two Roads Shared Trust since 2016.

Philadelphia, Pennsylvania
December 30, 2020

Redwood Funds
EXPENSE EXAMPLES (Unaudited)
October 31, 2020

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning May 1, 2020 and held through October 31, 2020.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class I	Expense Ratio	5/1/20	10/31/2020	Period*	10/31/2020	Period*
Redwood Managed Volatility Fund	1.57%	$1,000.00	$1,039.20	$8.05	$1,017.24	$7.96
Redwood Managed Municipal Income Fund	1.00%	$1,000.00	$1,028.00	$5.10	$1,020.11	$5.08
Redwood AlphaFactor® Tactical International Fund	1.20%	$1,000.00	$1,059.80	$6.21	$1,019.10	$6.09
Redwood Systematic Macro Trend “SMarT” Fund	1.30%	$1,000.00	$1,055.80	$6.72	$1,018.60	$6.60

Class N
Redwood Managed Volatility Fund	1.82%	$1,000.00	$1,038.10	$9.32	$1,015.99	$9.22
Redwood Managed Municipal Income Fund	1.25%	$1,000.00	$1,022.10	$6.35	$1,018.85	$6.34
Redwood AlphaFactor® Tactical International Fund	1.45%	$1,000.00	$1,059.10	$7.51	$1,017.85	$7.35
Redwood Systematic Macro Trend “SMarT” Fund	1.55%	$1,000.00	$1,055.40	$8.01	$1,017.34	$7.86

Class Y
Redwood Managed Volatility Fund	1.43%	$1,000.00	$1,039.60	$7.33	$1,017.95	$7.25

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended October 31, 2020 (184) divided by the number of days in the fiscal year (366).

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of their portfolio investments during normal and reasonably foreseeable stressed conditions; their short and long-term cash flow projections; and their cash holdings and access to other funding sources.

During the fiscal period ended October 31, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

REDWOOD FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2020

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. The address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	9	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); Altegris KKR Commitments Master Fund (since 2014); and Carlyle Tactical Private Credit Fund (since March 2018)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	9	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman & Associates, LLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(2010-2016)	9	Altegris KKR Commitments Master Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean (since 2019) Chicago Kent Law School; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017-2018), Professor (2016-2019), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	9	Altegris KKR Commitments Master Fund (since 2014); Centerstone Investors Trust (since 2016)

*	Information is as of October 31, 2020.

**	As of October 31, 2020, the Trust was comprised of 23 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds of the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Funds do not share the same investment adviser with any other series of the Trust or hold themselves out as related to any other series of the Trust for investment purposes except for Redwood Managed Volatility Portfolio, LeaderShares™ AlphaFactor US Core Equity ETF, LeaderShares™ Equity SKEW ETF, LeaderShares™ Activist Leaders ETF and LeaderShares ™ AlphaFactor Tactical Focues ETF, each of which is advised by the Funds’ Adviser.

10/31/2020 – Two Roads v2

REDWOOD FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2020

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012- present); Vice President (2004 to 2012); Gemini Fund Services, LLC	N/A	N/A
Laura Szalyga Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014)	N/A	N/A
Richard A. Malinowski Year of Birth: 1983	Vice President Since Sep. 2018 Secretary Since 2013	Senior Vice President and Senior Managing Counsel, Gemini Fund Services, LLC, (since February 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (April 2017 to February 2020); Vice President and Counsel (April 2016 – 2017) and AVP and Staff Attorney (September 2012 – March 2016).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011-present)	N/A	N/A

*	Information is as of October 31, 2020.

**	As of October 31, 2020, the Trust was comprised of 23 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds of the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Funds do not share the same investment adviser with any other series of the Trust or hold themselves out as related to any other series of the Trust except for Redwood Managed Volatility Portfolio, LeaderShares™ AlphaFactor US Core Equity ETF, LeaderShares™ Equity SKEW ETF, LeaderShares™ Activist Leaders ETF and LeaderShares™ AlphaFactor Tactical Focused ETF, each of which is advised by the Funds’ Adviser.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-733-3863.

10/31/2020 – Two Roads v2

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor
Redwood Investment Management, LLC
4110 N Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that Mark Gersten is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr Gersten is independent for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2020	2019
Redwood Managed Volatility Fund	$17,000	$16,750
Redwood Managed Municipal Income Fund	$15,750	$15,750
Redwood AlphaFactor® Tactical International Fund	$16,750	$16,500
Redwood Systematic Macro Trend Fund	$16,750	$15,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2020	2019
Redwood Managed Volatility Fund	$3,050	$2,900
Redwood Managed Municipal Income Fund	$3,050	$2,900
Redwood AlphaFactor® Tactical International Fund	$3,050	$2,900
Redwood Systematic Macro Trend Fund	$3,050	$2,900

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended October 31, 2020.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended October 31, 2020 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.
(h)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer,
Date: January 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: January 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: January 8, 2021